TRADE AND OTHER PAYABLES - Disclosure of detailed information about trade and other payable (Details) - USD ($)	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 1,400,319	$ 1,004,123
Payables on acquisitions	250,000	250,000
Lease liability	0	2,976
Taxes payable	121,985	160,879
Total trade and other current payables	$ 1,772,304	$ 1,417,978	$ 1,234,827